Trade receivables (Details 3) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Analysis of overdue amounts [line items]
Total trade receivables, net	$ 8,600	$ 8,202
Trade receivables [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	8,600	8,202
Trade receivables [member] | Current [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	7,758	7,386
Trade receivables [member] | Not later than one month [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	279	262
Trade receivables [member] | Later than one month and not later than three months [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	230	223
Trade receivables [member] | Later than three months and not later than six months [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	137	185
Trade receivables [member] | Later than six months and not later than one year [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	137	145
Trade receivables [member] | Later than one year [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	249	163
Trade receivables [member] | Provision for doubtful receivable [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	$ (190)	$ (162)	$ (142)	$ (156)